Expense Example - Global Equity	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class II 1 Year	Class II 3 Years	Class II 5 Years	Class II 10 Years
USD ($)	101	317	551	1,224	111	349	605	1,339	126	396	685	1,510